Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Income Taxes [Abstract]
Schedule of United States and Foreign Components of Income (Loss) Before Income Taxes	The United States and foreign components of loss before income taxes were comprised of the following:
	For the three months ended		For the nine months ended
	March 31,		March 31,
	2024	2023	2024	2023
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Tax jurisdictions from:
- Local – United States	$(1,291,148)	$(1,137,653)	$(3,748,688)	$(2,344,369)
- Foreign – Malaysia	(422,167)	(1,776,915)	(1,275,001)	(6,231,712)
Loss before income tax	$(1,713,315)	$(2,914,568)	$(5,023,689)	$(8,576,081)
The provision for income taxes consisted of the following:
	For the three months ended		For the nine months ended
	March 31,		March 31,
	2024	2023	2024	2023
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Tax jurisdictions from:
- Local – United States	$-	$11,500	$14,800	$34,500
- Foreign – Malaysia	-	-	6,052	-
Provision for income taxes	$-	$11,500	$20,852	$34,500

The United States and foreign components of loss before income taxes were comprised of the following:
	For the years ended
	June 30,
	2023	2022
Tax jurisdictions from:
- Local – United States	$(3,728,225)	$(3,541,832)
- Foreign – Malaysia	(7,901,870)	(8,188,582)
Loss before income tax	$(11,630,095)	$(11,730,414)

Schedule of Aggregate Deferred Tax Assets	The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of:
	As of March 31, 2024	As of June 30, 2023
	(Unaudited)	(Audited)
Deferred tax assets:
Net operating loss carry forwards in U.S.	$1,661,488	$1,177,486
Net operating loss carry forwards in Malaysia	5,401,789	4,927,995
Amortization of debt discount	156,403	70,415
Less: valuation allowance*	(7,219,680)	(6,175,896)
Deferred tax assets	$-	$-
*	Change in valuation allowance was amounted to $1,042,990 and $1,665,893 for the nine months ended March 31, 2024 and 2023, respectively.
The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of:
	As of June 30, 2023	As of June 30, 2022
Deferred tax assets:
Net operating loss carry forwards in U.S.	$1,177,486	$324,144
Net operating loss carry forwards in Malaysia	4,927,995	3,031,546
Stock based compensation	-	179,796
Amortization of debt discount	70,415	148,081
Less: valuation allowance*	(6,175,896)	(3,683,567)
Deferred tax assets	$-	$-
*	Change in valuation allowance was amounted to $2,492,329 and $1,870,243 for the years ended June 30, 2023 and 2022, respectively.

Schedule of Provision for Income Taxes	The provision for income taxes consisted of the following:
	For the years ended
	June 30,
	2023	2022
Tax jurisdictions from:
- Local – United States	$97,616	$15,600
- Foreign – Malaysia	-	-
Provision for income taxes	$97,616	$15,600

Schedule of Effective Tax Rate	The following table reconciles the local (United States) statutory rates to the Company’s effective tax rate for the periods indicated below:
	For the years ended
	June 30,
	2023	2022
U.S. statutory rate	21.0%	21.0%
Differential of Malaysia statutory tax rate	2.0%	2.1%
Change in valuation allowance	(23.8)%	(15.9)%
Permanent difference (1)	-%	(7.3)%
Effective tax rate	(0.8)%	(0.1)%
(1)	Permanent difference consists of legal and professional fee net with the IPO proceeds, which is non-deductible in the Company’s tax return.